SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY (Details 5) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Parent Company USD ($)	Dec. 31, 2014 Parent Company CNY	Dec. 31, 2013 Parent Company CNY	Dec. 31, 2012 Parent Company CNY
Operating activities:
Net income	$ 48,737	302,391	283,695	179,504	$ 49,536	307,348	279,858	174,887
Adjustments to reconcile net income to net cash used in operating activities:
Share-based compensation	5,147	31,937	30,468	20,837	5,147	31,937	30,468	20,837
Income in investment in subsidiaries					(54,870)	(340,445)	(310,879)	(197,748)
Changes in operating assets and liabilities:
Deferred revenue	40,867	253,562	115,787	90,468	(234)	(1,450)	(1,552)	(1,508)
Other current assets	(6,829)	(42,369)	(26,400)	(29,404)	238	1,477	915	(2,412)
Salary and welfare payables	6,256	38,813	28,768	36,809	18	111
Accrued expenses and other current liabilities	9,508	58,995	62,545	36,076	797	4,943	7,058	840
Net cash provided by operating activities	234,345	1,454,015	1,070,169	715,720	632	3,921	5,868	(5,104)
Investing activities:
Investment in subsidiaries								(35,227)
Receipt of investment in subsidiaries					1,431	8,876	12,320
Net cash used in investing activities	(171,355)	(1,063,186)	(1,152,248)	(1,068,130)	1,431	8,876	12,320	(35,227)
Financing activities:
Net proceeds from issuance of ordinary shares upon exercise of option	3,382	20,985	28,122	18,520	3,382	20,985	28,122	18,520
Net cash provided by financing activities	3,495	21,683	30,646	19,895	3,382	20,985	28,122	18,520
Effect of exchange rate changes on cash and cash equivalents	(175)	(1,082)	(976)	758	(35)	(215)	(8,081)	(305)
Net increase (decrease) in cash and cash equivalents	66,310	411,430	(52,409)	(331,757)	5,410	33,567	38,229	(22,116)
Cash and cash equivalents at the beginning of the year	64,055	397,435	449,844	781,601	9,861	61,182	22,953	45,069
Cash and cash equivalents at the end of the year	130,365	808,865	397,435	449,844	15,271	94,749	61,182	22,953
Supplemental schedule of non-cash investing and financing activities:
Proceeds from issuance of ordinary shares upon exercise of options included in receivables	$ 191	1,185	1,318	290	$ 191	1,185	1,318	290